SCHEDULE OF RECONCILIATION OF INCOME TAXES PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Loss before income tax	$ (2,642,684)	$ (3,122,592)	$ (6,083,379)
Computed income tax benefit with statutory income tax rate	(581,391)	(686,970)	(1,338,343)
Effect of different tax rates for the KSO operations	14,874
Effect of tax exemption for unrecovered expenditures on KSO operations	220,274	220,486	835,085
Current year true up
Effect of tax rates adjustment			(48,370)
Change in valuation allowance	80,856	74,666	132,883
Total income tax provision
Other Jurisdictions [Member]
Operating Loss Carryforwards [Line Items]
Effect of different tax rates for the KSO operations	306,694	418,276	518,955
TAC And KSO Operations [Member]
Operating Loss Carryforwards [Line Items]
Effect of different tax rates for the KSO operations	$ (26,433)	$ (26,458)	$ (100,210)